Note 12 - Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Jan. 31, 2019	Oct. 09, 2018
Accrued Bonuses		$ 1,766,013	$ 2,131,945
Self-insurance, General Liability Deductible Per Claim		100,000			$ 100,000
Self-Insurance, Bank Account Balance to Facilitate the Administration of claims		300,000	234,167
Life Settlement Contracts, Fair Value Method, Face Value, Total		6,000,000	4,000,000	$ 10,000,000
Cash Surrender Value of Life Insurance		0	0	0
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,500,000
Letters of Credit Outstanding, Amount		882,999	48,000		1,300,000
Operating Leases, Rent Expense, Net, Total		4,836,742	2,807,484	$ 1,869,973
Capital Leases for Land and Buildings in Georgia [Member]
Lessee, Capital Lease, Term of Contract	10 years 90 days
Capital Leases for Land and Buildings in South Carolina [Member]
Lessee, Capital Lease, Term of Contract	10 years
Capital Leases for Land and Buildings [member]
Capital Leased Assets, Gross, Total	$ 909,250
Capital Lease Obligations, Total		829,934	731,829
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total		652,752	851,619
Operating Equipment [Member]
Capital Lease Obligations, Total		0	113,962
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total			135,452
Minimum [Member]
Operating Leases, Monthly Rent Payment		543
Maximum [Member]
Operating Leases, Monthly Rent Payment		8,903
Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity		5,000,000			7,500,000
Accrued Liabilities and Other Liabilities [Member]
Self-insurance, Accrued Expenses for Claims Incurred But Not Reported and Estimated Losses Reported		3,151,989	2,418,000		4,900,000
Self-insurance, Accrued Expenses for Health Claims Incurred But Not Reoprted		$ 957,584	$ 737,000		$ 1,500,000